Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BISHOP STREET FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	bsf_SupplementTextBlock

BISHOP STREET FUNDS

Bishop Street Strategic Growth Fund (the “Fund”)

Supplement dated November 14, 2013

to the

Prospectus

dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On October 14, 2013, shareholders of the Fund approved a new investment sub-advisory agreement (the “New Agreement”) between Bishop Street Capital Management (“BSCM”), the investment adviser of the Fund, and Columbia Management Investment Advisers, LLC (“CMIA”), with respect to the Fund. In addition, at the August 12, 2013 meeting of the Board of Trustees of Bishop Street Funds, the Trustees approved the termination of BNP Paribas Asset Management, Inc. (“BNP”) as sub-adviser to the Fund, effective upon shareholder approval of the New Agreement between BSCM and CMIA. Accordingly, BNP has now been terminated as sub-adviser to the Fund, and CMIA now serves as sub-adviser to the Fund pursuant to the New Agreement.

Accordingly, effective immediately, the Prospectus is amended as follows:

1.	All references to BNP Paribas Asset Management, Inc. in the Prospectus are hereby deleted.

2.	The text in the section entitled “Principal Investment Strategies” on page 2 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the “Index”). The market capitalization range of the companies included within the Index was $1.5 billion to $433 billion as of September 30, 2013. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC (Sub-Adviser) believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund does not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Sub-Adviser targets innovative companies that are gaining market share in industries that represent a larger segment of the overall economy. The Sub-Adviser believes such financially strong, rapidly growing companies have the potential to provide investors with considerably higher returns than the overall market.

The Sub-Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Sub-Adviser considers, among other factors:

•	overall economic and market conditions; and

•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

3.	In the section entitled “Principal Risks” beginning on page 2, the following text is hereby added in the appropriate alphabetical order thereof:

▀	Foreign Securities Risk

Foreign securities involve additional risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, and unfavorable political or legal developments.

STRATEGIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BISHOP STREET FUNDS

Bishop Street Strategic Growth Fund (the “Fund”)

Supplement dated November 14, 2013

to the

Prospectus

dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On October 14, 2013, shareholders of the Fund approved a new investment sub-advisory agreement (the “New Agreement”) between Bishop Street Capital Management (“BSCM”), the investment adviser of the Fund, and Columbia Management Investment Advisers, LLC (“CMIA”), with respect to the Fund. In addition, at the August 12, 2013 meeting of the Board of Trustees of Bishop Street Funds, the Trustees approved the termination of BNP Paribas Asset Management, Inc. (“BNP”) as sub-adviser to the Fund, effective upon shareholder approval of the New Agreement between BSCM and CMIA. Accordingly, BNP has now been terminated as sub-adviser to the Fund, and CMIA now serves as sub-adviser to the Fund pursuant to the New Agreement.

Accordingly, effective immediately, the Prospectus is amended as follows:

1.	All references to BNP Paribas Asset Management, Inc. in the Prospectus are hereby deleted.

2.	The text in the section entitled “Principal Investment Strategies” on page 2 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the “Index”). The market capitalization range of the companies included within the Index was $1.5 billion to $433 billion as of September 30, 2013. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC (Sub-Adviser) believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund does not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Sub-Adviser targets innovative companies that are gaining market share in industries that represent a larger segment of the overall economy. The Sub-Adviser believes such financially strong, rapidly growing companies have the potential to provide investors with considerably higher returns than the overall market.

The Sub-Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Sub-Adviser considers, among other factors:

•	overall economic and market conditions; and

•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

3.	In the section entitled “Principal Risks” beginning on page 2, the following text is hereby added in the appropriate alphabetical order thereof:

▀	Foreign Securities Risk

Foreign securities involve additional risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, and unfavorable political or legal developments.